Restricted Cash	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash	Restricted Cash As at December 31, 2025, the Company had long-term restricted cash of XOF 38.0 billion (December 31, 2025 - $68 million; December 31, 2024 - XOF 34.6 billion, $54.6 million) in support of environmental closure costs obligations related to the Essakane mine and $nil (December 31, 2024 - $11.0 million) posted as cash collateral for a surety bond issued for guarantee of certain environmental closure cost obligations related to the Westwood division and the Côté Gold mine. Additionally, the Company has posted CAD$4.1 million (December 31, 2025 - $3.0 million; December 31, 2024 - CAD$4.1 million, $2.8 million) as security for certain environmental closure cost obligations at the Westwood division. The XOF currency, also referred to as the West African CFA franc, is issued by the Central Bank of West African States (BCEAO) and is the denomination of the long-term restricted cash related to the Essakane mine